Future Minimum Lease Payments Receivable under Direct Financing and Sales-type Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Future Minimum Payments Receivable [Line Items]
2013	$ 57,990
2014	55,045
2015	49,476
2016	40,614
2017 and thereafter	49,491
Total future minimum lease payments receivable	$ 252,616	$ 122,349